SCHEDULE OF FINITELIVED INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intellectual property - software – 5 year-life	$ 3,150,000
Customer relationship – 5 year-life	275,000
Accumulated amortization	(91,716)
Intangible assets, net	$ 3,333,284
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years